Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.62%
Australia–0.99%
Rio Tinto PLC	82,333	$5,171,922
Canada–5.55%
Canadian Pacific Kansas City Ltd.	145,341	10,803,333
Constellation Software, Inc.	5,191	10,716,678
Dollarama, Inc.	109,174	7,521,813
		29,041,824
China–2.92%
NetEase, Inc.	404,221	8,114,963
Tencent Holdings Ltd.	185,400	7,185,187
		15,300,150
France–5.39%
Airbus SE	50,695	6,782,100
Hermes International S.C.A.	1,389	2,525,056
L’Oreal S.A.	15,282	6,328,877
LVMH Moet Hennessy Louis Vuitton SE	8,419	6,351,519
TotalEnergies SE	94,945	6,248,080
		28,235,632
India–1.54%
Kotak Mahindra Bank Ltd.	385,828	8,065,688
Ireland–1.51%
Ryanair Holdings PLC, ADR(a)	81,438	7,916,588
Netherlands–1.70%
ASML Holding N.V.	3,228	1,895,608
IMCD N.V.	55,350	6,996,392
		8,892,000
South Korea–3.39%
Samsung Electronics Co. Ltd.	350,929	17,779,806
Sweden–0.79%
Atlas Copco AB, Class A	309,753	4,150,032
Switzerland–3.14%
Nestle S.A.	145,703	16,452,985
Taiwan–0.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	235,000	3,813,602
United Kingdom–6.57%
3i Group PLC	456,742	11,496,393
Berkeley Group Holdings PLC (The)	136,742	6,820,671
British American Tobacco PLC	88,508	2,778,447
Diageo PLC	194,786	7,183,479
RELX PLC	181,533	6,126,198
		34,405,188
United States–63.40%
Accenture PLC, Class A	38,806	11,917,711
Alphabet, Inc., Class A(a)	77,374	10,125,162
Amazon.com, Inc.(a)	121,715	15,472,411
American Express Co.	54,206	8,086,993
Shares		Value
United States–(continued)
Amphenol Corp., Class A	125,550	$10,544,944
Analog Devices, Inc.	51,818	9,072,814
Apple, Inc.	49,777	8,522,320
Berkshire Hathaway, Inc., Class B(a)	40,476	14,178,743
Broadcom, Inc.	7,995	6,640,487
CME Group, Inc., Class A	40,241	8,057,053
Coca-Cola Co. (The)	169,499	9,488,554
Copart, Inc.(a)	205,506	8,855,253
Costco Wholesale Corp.	13,073	7,385,722
Danaher Corp.	50,643	12,564,528
EOG Resources, Inc.	66,135	8,383,273
Fastenal Co.	127,399	6,961,081
Ferguson PLC	12,835	2,110,972
Home Depot, Inc. (The)	33,744	10,196,087
Intercontinental Exchange, Inc.	93,965	10,338,029
Intuit, Inc.	8,151	4,164,672
JPMorgan Chase & Co.	47,270	6,855,095
Linde PLC	15,910	5,924,088
Markel Group, Inc.(a)	5,489	8,082,498
Mastercard, Inc., Class A	27,149	10,748,561
Microsoft Corp.	81,916	25,864,977
Moody’s Corp.	18,895	5,974,032
Motorola Solutions, Inc.	21,468	5,844,448
NVIDIA Corp.	10,443	4,542,601
Old Dominion Freight Line, Inc.	15,943	6,522,919
Progressive Corp. (The)	100,520	14,002,436
Roche Holding AG	29,950	8,169,317
Texas Instruments, Inc.	59,162	9,407,350
Thermo Fisher Scientific, Inc.	16,785	8,496,063
Union Pacific Corp.	55,812	11,364,998
UnitedHealth Group, Inc.	30,110	15,181,161
Waste Management, Inc.(b)	13,065	1,991,629
		332,038,982
Total Common Stocks & Other Equity Interests (Cost $510,036,723)		511,264,399
Money Market Funds–2.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(c)(d)	8,164,795	8,164,795
Invesco Treasury Portfolio, Institutional Class, 5.26%(c)(d)	5,443,197	5,443,197
Total Money Market Funds (Cost $13,607,992)		13,607,992
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.22% (Cost $523,644,715)		524,872,391
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Invesco Private Government Fund, 5.30%(c)(d)(e)	572,365	572,365

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(c)(d)(e)	1,471,793	$1,471,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,044,158)		2,044,158
TOTAL INVESTMENTS IN SECURITIES—100.61% (Cost $525,688,873)		526,916,549
OTHER ASSETS LESS LIABILITIES–(0.61)%		(3,193,134)
NET ASSETS–100.00%		$523,723,415
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,435,683	$54,160,862	$(61,431,750)	$-	$-	$8,164,795	$734,908
Invesco Treasury Portfolio, Institutional Class	10,290,456	36,107,242	(40,954,501)	-	-	5,443,197	489,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,368,461	76,024,544	(85,820,640)	-	-	572,365	406,396*
Invesco Private Prime Fund	26,661,758	152,951,507	(178,129,792)	(2,561)	(9,119)	1,471,793	1,097,789*
Total	$62,756,358	$319,244,155	$(366,336,683)	$(2,561)	$(9,119)	$15,652,150	$2,728,187

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,171,922	$—	$5,171,922
Canada	29,041,824	—	—	29,041,824
China	—	15,300,150	—	15,300,150
France	—	28,235,632	—	28,235,632
India	—	8,065,688	—	8,065,688
Ireland	7,916,588	—	—	7,916,588
Netherlands	—	8,892,000	—	8,892,000
South Korea	—	17,779,806	—	17,779,806
Sweden	—	4,150,032	—	4,150,032
Switzerland	—	16,452,985	—	16,452,985
Taiwan	—	3,813,602	—	3,813,602
United Kingdom	—	34,405,188	—	34,405,188
United States	323,869,665	8,169,317	—	332,038,982
Money Market Funds	13,607,992	2,044,158	—	15,652,150
Total Investments	$374,436,069	$152,480,480	$—	$526,916,549
Invesco Global Core Equity Fund